AI Powered International Equity ETF
Schedule of Investments
August 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.0%
	Australia - 7.2%
1,723	Atlassian Corporation plc - Class A (a)	$632,444
26,417	Immutep, Ltd. - ADR (a)	112,008
6,624	Newcrest Mining, Ltd.	119,885
		864,337
	Canada - 1.2%
2,896	Canadian Solar, Inc. (a)	107,065
1,642	IMAX Corporation (a)	25,796
11,185	Sombrero Resources Shares (a)(b)(e)	–
11,185	Tier One Silver, Inc. (a)	8,724
		141,585
	Denmark - 7.3%
719	Carlsberg AS - Class B	125,518
902	Coloplast AS - Class B	156,248
1,209	Novo Nordisk AS - ADR	120,864
1,760	Novozymes AS - Class B	142,182
83	ROCKWOOL International AS - Class B	43,924
1,058	Royal Unibrew AS	136,639
6,094	Tryg AS	150,893
		876,268
	France - 1.9%
1,015	Airbus SE (a)	138,662
487	BNP Paribas SA	30,896
5,617	Orange SA - ADR	63,865
		233,423
	Germany - 3.0%
45,498	Affimed NV (a)	320,305
1,082	Fresenius Medical Care AG & Company KGaA - ADR	41,744
		362,049
	Ireland - 0.8%
1,450	Amarin Corporation plc - ADR (a)	7,888
627	Medtronic plc	83,692
		91,580
	Israel - 13.4%
2,984	Camtek, Ltd. (a)	123,329
16,516	Compugen, Ltd. (a)	115,942
2,023	CyberArk Software, Ltd. (a)	339,743
24,657	Galmed Pharmaceuticals, Ltd. (a)	80,628
1,867	Kornit Digital, Ltd. (a)	243,401
8,434	MediWound, Ltd. (a)	30,700
719	Nice, Ltd. (a)	209,751
6,183	RADA Electronic Industries, Ltd. (a)	70,548
1,797	Wix.com, Ltd. (a)	399,078
		1,613,120
	Japan - 28.0% (c)
1,218	Advantest Corporation	105,398
2,900	AGC, Inc.	140,235
7,856	Aoyama Trading Company, Ltd. (a)	46,130
1,839	Asahi Holdings, Inc.	37,226
2,900	CyberAgent, Inc.	53,274
1,077	Daikokutenbussan Company, Ltd.	67,940
8,404	Daiwa Securities Group, Inc.	47,553
4,614	Hachijuni Bank, Ltd.	15,895
1,489	Hioki EE Corporation	110,171
1,490	JAFCO Group Company, Ltd.	90,065
5,829	Japan Post Bank Company, Ltd.	51,023
4,300	Jeol, Ltd.	317,766
3,500	Kirin Holdings Company, Ltd.	63,437
700	Kura Sushi, Inc.	27,455
1,423	Kurita Water Industries, Ltd.	66,743
1,060	M3, Inc.	71,309
2,100	Menicon Company, Ltd.	172,367
1,612	Mitsui OSK Lines, Ltd.	124,547
1,671	Nippon Gas Company, Ltd.	23,740
2,240	Nippon Yusen KK	180,601
16,700	Nissan Motor Company, Ltd. (a)	87,815
25,405	Nomura Holdings, Inc.	123,221
6,747	Oji Holdings Corporation	35,325
5,987	Open Door, Inc. (a)	122,009
1,064	Organo Corporation	61,510
1,500	RS Technologies Company, Ltd.	85,216
1,893	Sanken Electric Company, Ltd.	93,261
1,649	Sanyo Denki Company, Ltd.	107,620
1,221	SCREEN Holdings Company, Ltd.	104,770
42,793	Seven Bank, Ltd.	97,633
3,913	Shindengen Electric Manufacturing Company, Ltd. (a)	144,406
4,202	Sumitomo Mitsui Trust Holdings, Inc.	137,425
2,455	Takeuchi Manufacturing Company, Ltd.	59,224
200	Tokyo Electron, Ltd.	85,879
2,300	Toshiba Corporation	99,827
3,022	Uzabase, Inc. (a)	65,184
3,204	Yokohama Rubber Company, Ltd.	54,664
		3,377,864
	Luxembourg - 0.2%
570	Ternium SA - ADR	30,997
	Netherlands - 3.2%
3,637	Merus NV (a)	94,853
1,359	NXP Semiconductors NV	292,362
		387,215
	Norway - 1.1%
5,752	Gjensidige Forsikring ASA	134,501
	Republic of Korea - 7.3%
1,035	Fila Holdings Corporation	40,081
797	GS Holdings Corporation	29,214
1,635	Hankook Tire & Technology Company, Ltd.	65,713
1,675	Hyundai Engineering & Construction Company, Ltd.	80,178
2,891	Hyundai Steel Company	127,165
301	Korea Investment Holdings Company, Ltd.	24,740
17,472	Pan Ocean Company, Ltd.	125,225
2,960	Pearl Abyss Corporation (a)	240,741
1,310	Posco International Corporation	25,704
265	Shinsegae, Inc.	61,482
764	S-Oil Corporation	62,665
		882,908
	Sweden - 4.7%
2,410	Spotify Technology SA (a)	564,759
	Switzerland - 6.3%
2,823	CRISPR Therapeutics AG (a)	352,734
141	Lonza Group AG	119,328
63,844	ObsEva SA (a)	195,362
254	Sika AG	91,559
		758,983
	United Kingdom - 3.7%
14,639	Adaptimmune Therapeutics plc - ADR (a)	75,684
1,705	Atlantica Sustainable Infrastructure plc	64,125
577	Diageo plc - ADR	110,847
8,304	JD Sports Fashion plc	115,252
2,805	Ocado Group plc (a)	77,631
		443,539
	United States - 5.9%
3,748	Comtech Telecommunications Corporation	95,649
2,790	Horizon Therapeutics plc (a)	301,571
833	New Relic, Inc. (a)	66,615
2,682	RPT Realty	34,705
3,721	UroGen Pharma, Ltd. (a)	65,564
40,277	VBI Vaccines, Inc. (a)	145,400
		709,504
	Uruguay - 3.8%
1,440	Globant SA (a)	464,083
	TOTAL COMMON STOCKS (Cost $11,096,051)	11,936,715

	SHORT-TERM INVESTMENTS - 1.3%
157,663	First American Government Obligations Fund - Class X, 0.03% (d)	157,663
	TOTAL SHORT-TERM INVESTMENTS (Cost $157,663)	157,663
	TOTAL INVESTMENTS - 100.3% (Cost $11,253,714)	12,094,378
	Liabilities in Excess of Other Assets - (0.3)%	(33,344)
	NET ASSETS - 100.0%	$12,061,034

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)
To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

(d)	Annualized seven-day yield as of August 31, 2021.
(e)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security is $0, which represents 0.00% of net assets.

Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$11,936,715	$-	$-	(a)	$11,936,715
Short-Term Investments	157,663	-	-		157,663
Total Investments in Securities	$12,094,378	$-	$-	(a)	$12,094,378

^See Schedule of Investments for breakout of investments by country classification.
(a) Represents less than $0.50.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.